Provision - Summary of Provision (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Beginning balance	¥ 253,028	$ 36,397	¥ 269,078	$ 38,706
Provision made	317,076	45,610	296,986	42,720
Provision utilized	(345,161)	(49,650)	(299,397)	(43,067)
Provision reversed	(4,829)	(695)	(13,639)	(1,962)
Ending balance	220,114	$ 31,662	253,028	$ 36,397
Product warranty provision [member]
Disclosure of other provisions [line items]
Beginning balance	248,199		255,439
Provision made	317,076		292,157
Provision utilized	(345,161)		(299,397)
Provision reversed	0
Ending balance	220,114		248,199
Provision for onerous contract [member[
Disclosure of other provisions [line items]
Beginning balance	4,829		13,639
Provision made	0		4,829
Provision utilized	0
Provision reversed	(4,829)		(13,639)
Ending balance	¥ 0		¥ 4,829